COMMITMENTS - Commitments Under Leases, Outsourcing and Other Agreements Due (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Commitments and Contingencies Disclosure [Abstract]
Outsourcing and other agreements, Year 1	$ 60
Outsourcing and other agreements, Year 2	18
Outsourcing and other agreements, Year 3	12
Outsourcing and other agreements, Year 4	3
Outsourcing and other agreements, Year 5	3
Outsourcing and other agreements, Thereafter	12
Long-term software/meter agreement, Year 1	2
Long-term software/meter agreement, Year 2	2
Long-term software/meter agreement, Year 3	2
Long-term software/meter agreement, Year 4	2
Long-term software/meter agreement, Year 5	2
Long-term software/meter agreement, Thereafter	0
East-West Tie LP, Year 1	257
East-West Tie LP, Year 2	0
East-West Tie LP, Year 3	0
East-West Tie LP, Year 4	0
East-West Tie LP, Year 5	0
East-West Tie LP, Thereafter	$ 0